Mezzanine Equity - Preferred shares outstanding (Details) - shares	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Jun. 21, 2022	Jun. 13, 2022	Jun. 21, 2021	Dec. 22, 2020	Oct. 15, 2019	Mar. 08, 2019
Mezzanine Equity
Preferred shares, shares outstanding	9,777,384	9,777,384	9,777,384	9,777,384	9,777,384						1,476,741
Series A-1
Mezzanine Equity
Preferred shares, shares outstanding	1,476,741	1,476,741		1,476,741							1,476,741
Series A-2
Mezzanine Equity
Preferred shares, shares outstanding	601,884	601,884		601,884							601,884
Series B-1
Mezzanine Equity
Preferred shares, shares outstanding	2,054,487	2,054,487		2,054,487						1,630,545
Series B-1 | Series B-1 warrant
Mezzanine Equity
Preferred shares, shares outstanding									423,942
Series B-2
Mezzanine Equity
Preferred shares, shares outstanding	3,668,728	3,668,728		3,668,728
Series B-2 One
Mezzanine Equity
Preferred shares, shares outstanding								2,934,983
Series B-2 Two
Mezzanine Equity
Preferred shares, shares outstanding								733,745
Series B +
Mezzanine Equity
Preferred shares, shares outstanding	1,975,544	1,975,544		1,975,544
Series B + One | Series B+ warrant
Mezzanine Equity
Preferred shares, shares outstanding							372,429
Series B + Two | Series B+ warrant
Mezzanine Equity
Preferred shares, shares outstanding							1,241,431
Series B + Three | Series B+ warrant
Mezzanine Equity
Preferred shares, shares outstanding							198,629
Series B + Four
Mezzanine Equity
Preferred shares, shares outstanding						163,055